Long-Term Deposits, Equipment Prepayments and Other - Schedule of Deposit Balance (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Non-refundable deposit on the Purchase Order made in 2023 [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	$ 9,464
Non-refundable deposit on the Purchase Option made in 2023 [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	7,448
Non-refundable deposit on the Purchase Order and the Purchase Option made in 2024 [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	153,030
Bitmain T21 Miners received [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	(153,987)
Bitmain S21 Pro Miners received or in transit [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	(15,955)
Purchase Order [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance
Non-refundable deposit on the March 2024 Purchase Order [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	69,231
Bitmain T21 Miners received or in transit [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	(11,077)
Bitmain S21 Miners received [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	(13,608)
Bitmain S21 Miners received One [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	(4,068)
Bitmain S21 Hydro Miners received [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	(4,338)
Initial fair value of BTC Redemption Option [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	(1,349)
Purchase Option [Member]
Schedule of Deposit Balance [Line Items]
Deposit balance	$ 34,791